Fair Value Measurements - Additional Information (Details) - USD ($)				1 Months Ended			2 Months Ended	12 Months Ended
	Jul. 16, 2021	Jul. 15, 2021	Jun. 21, 2021	Jan. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets of transfer level 1 to level 2					$ 0			$ 0	$ 0
Fair value assets of transfer level 2 to level 1					0			0	0
Fair value assets of transfer level 1 to level 3					0			0	0
Fair value liabilities of transfer level 1 to level 2					0			0	0
Fair value liabilities of transfer level 2 to level 1					0			0	0
Fair value liabilities of transfer level 1 to level 3					$ 0			0	0
Valuation of Embedded Derivative Liability
Impairment of property and equipment								1,869,000	0
Percentage of shares issued to investors, conversion price equal					80.00%	80.00%
Fair Value Adjustment Of Derivative Liability								1,745,000
Inventory Write-down								2,132,000	$ 0
Edge Units [Member]
Valuation of Embedded Derivative Liability
Inventory Write-down								1,600,000
Contingent Earn-Out Liability
Valuation of Embedded Derivative Liability
Expected dividend yield								$ 0
Contingent Earn-Out Liability | Drift rate
Valuation of Embedded Derivative Liability
Contingent consideration, measurement input	0.008%							0.012%
Contingent Earn-Out Liability | Change in control
Valuation of Embedded Derivative Liability
Contingent consideration, measurement input	0.00%							0.25%
Contingent Earn-Out Liability | Expected volatility
Valuation of Embedded Derivative Liability
Contingent consideration, measurement input	0.30%
Contingent Earn-Out Liability | Expected term (in years)
Valuation of Embedded Derivative Liability
Contingent Consideration Term	5 years							4 years 6 months
Contingently Issuable Common Stock Liability
Valuation of Embedded Derivative Liability
Prior to the merger common stock	517,500	4,312,500
Shares vested		1,897,500
Expected dividend yield								$ 0
Outstanding shares expected to vest								1,897,500
Contingently Issuable Common Stock Liability | Drift rate
Valuation of Embedded Derivative Liability
Contingent consideration, measurement input	0.008%							1.20%
Contingently Issuable Common Stock Liability | Change in control
Valuation of Embedded Derivative Liability
Contingent consideration, measurement input	0.00%							25.00%
Contingently Issuable Common Stock Liability | Expected volatility
Valuation of Embedded Derivative Liability
Contingent consideration, measurement input	0.30%							55.00%
Contingently Issuable Common Stock Liability | Expected term (in years)
Valuation of Embedded Derivative Liability
Contingent Consideration Term	5 years							4 years 6 months
2020 Convertible Notes
Valuation of Embedded Derivative Liability
Percentage of conversion option was deemed at fair value of capital stock									20.00%
Percentage of specified financing event									100.00%
Fair value of the embedded derivative at issuance					$ 1,000,000.0				$ 1,000,000.0
2021 Convertible Notes
Valuation of Embedded Derivative Liability
Percentage of conversion price per share of securities by investors				80.00%
Percentage of conversion option was deemed at fair value of capital stock				20.00%
Fair value of the embedded derivative at issuance				$ 7,000,000.0
Embedded derivative liability								$ 9,200,000
Percentage of shares issued to investors, conversion price equal							80.00%
Number of shares issued upon conversion of debt			1,000,000
Derivative liability			$ 9,800,000
Shares issued of fair value of derivative liability			1,000,000
Fair Value Adjustment Of Derivative Liability		$ 500,000